Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Interest income on finance lease receivables	₩ 60,475	₩ 76,742